Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Customer A [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable	$ 128,779	$ 15,864
Accounts receivable percentage	45.00%	23.00%
Customer E [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable	$ 59,413
Accounts receivable percentage	21.00%
Customer F [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable	$ 46,347
Accounts receivable percentage	16.00%
Customer G [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable		$ 18,408
Accounts receivable percentage		27.00%
Customer H [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable		$ 20,272
Accounts receivable percentage		30.00%